Interest income and interest expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Interest income	$ 256,481	¥ 1,785,572	¥ 2,117,921	¥ 2,530,490
Interest expense	$ (104,141)	(725,010)	(854,538)	(963,742)
Bank deposits, wealth management products and others
Interest income		1,707,298	1,471,849	1,258,948
Loan receivables | JD Digits
Interest income		40,628	119,047	569,395
Nonrecourse securitization debt
Interest expense		(37,646)	(527,025)	(702,147)
Nonrecourse securitization debt | JD Digits
Interest income		37,646	527,025	702,147
Unsecured Senior Notes Bank Borrowings and Others
Interest expense		¥ (687,364)	¥ (327,513)	¥ (261,595)